Financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair value through profit or loss.
Financial assets and liabilities
Financial liabilities	$ 161	$ 549
Financial liabilities at amortized cost
Financial assets and liabilities
Financial liabilities	4,557	5,058
Accounts payable and accrued liabilities | Financial liabilities at amortized cost
Financial assets and liabilities
Financial liabilities	3,180	3,382
Other Liabilities | Fair value through profit or loss.
Financial assets and liabilities
Financial liabilities		99
Lease Liabilities | Financial liabilities at amortized cost
Financial assets and liabilities
Financial liabilities	1,377	1,676
Derivative financial instrument | Fair value through profit or loss.
Financial assets and liabilities
Financial liabilities		450
Derivative financial instrument | Financial liabilities at amortized cost
Financial assets and liabilities
Financial liabilities	161
Financial assets at amortized cost
Financial assets and liabilities
Financial assets	72,186	91,344
Cash | Financial assets at amortized cost
Financial assets and liabilities
Financial assets	67,152	83,913
Trade and Other receivables | Financial assets at amortized cost
Financial assets and liabilities
Financial assets	5,034	7,431
Foreign currency risk | Accounts payable and accrued liabilities
Financial assets and liabilities
Financial liabilities	3,180	3,382
Foreign currency risk | Other Liabilities
Financial assets and liabilities
Financial liabilities		99
Foreign currency risk | Lease Liabilities
Financial assets and liabilities
Financial liabilities	1,377	1,676
Foreign currency risk | Cash
Financial assets and liabilities
Financial assets	67,152	83,913
Foreign currency risk | Trade and Other receivables
Financial assets and liabilities
Financial assets	$ 5,034	$ 7,431